UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03504
UBS RMA Tax-Free Fund Inc.
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019 6114
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006 2401

Registrant's telephone number, including area code: 212-882-5000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2005

Item 1.  Schedule of Investments

UBS RMA Tax-Free Fund Inc.

SCHEDULE OF INVESTMENTS — March 31, 2005 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Municipal Bonds and Notes—93.33%
Alabama—2.34%
13,675	Birmingham Refunding, Series A	A	2.260	13,675,000
10,900	Jefferson County Limited Obligation School, Series B	A	2.310	10,900,000
6,700	Mobile County Industrial Development Authority Pollution Control Revenue Refunding (Exxon Mobil Project)	A	2.200	6,700,000
11,265	Mobile Industrial Development Board, Dock and Wharf Revenue Refunding (Holnam, Inc. Project), Series A	A	2.280	11,265,000
8,700	Mobile Industrial Development Board, Dock and Wharf Revenue Refunding (Holnam, Inc. Project), Series B	A	2.300	8,700,000
12,700	Port City Medical Clinic Board Revenue (Infirmary Health Systems), Series A	A	2.280	12,700,000
15,075	University of Alabama Revenue (University Hospital), Series C	A	2.230	15,075,000
				79,015,000
Alaska—1.65%
13,235	Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project), Series A	A	2.300	13,235,000
20,000	Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project), Series B	A	2.300	20,000,000
22,500	Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project), Series C	A	2.300	22,500,000
				55,735,000
Arizona—1.85%
35,000	Apache County Industrial Development Authority (Tucson Electric Power Co.), Series 83C	A	2.350	35,000,000
11,200	Apache County Industrial Development Authority (Tucson Electric Power Co.), Series B	A	2.320	11,200,000
8,000	Apache County Industrial Development Authority (Tucson Electric Power Co.-Springerville Project)	A	2.350	8,000,000
8,200	Pima County Industrial Development Authority (Tucson Electric Power Co.-Irvington), Series A	A	2.320	8,200,000
				62,400,000
Colorado—2.87%
3,945	Colorado Educational and Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series A-1	A	2.300	3,945,000
13,000	Colorado Educational and Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series B-1	A	2.300	13,000,000
9,000	Colorado Housing and Finance Authority, Housing Revenue (Multi-Family Class III), Series A-1	A	2.270	9,000,000
25,000	Denver City & County Certificates of Participation Refunding (Wellington E Web-C1)	A	2.280	25,000,000
8,420	East 470 Public Highway Authority Co. Revenue, Vehicle Registration Fee	A	2.250	8,420,000
7,550	Moffat County Pollution Control Revenue Refunding (Pacificorp Projects)	A	2.300	7,550,000
30,000	University of Colorado Hospital Authority Revenue, Series A	A	2.290	30,000,000
				96,915,000
Delaware—1.47%
25,000	Delaware Economic Development Authority Revenue (Hospital Billing), Series C	A	2.240	25,000,000
24,600	University of Delaware Revenue, Series B	A	2.280	24,600,000
				49,600,000
District of Columbia—2.51%
13,065	District of Columbia (Multi-Modal), Series A	A	2.270	13,065,000
5,000	District of Columbia (Multi-Modal), Series B	A	2.270	5,000,000
5,655	District of Columbia Refunding, Series D	A	2.250	5,655,000
10,000	District of Columbia Revenue (Foundation for Jewish Campus Life)	A	2.290	10,000,000
25,000	District of Columbia Revenue (George Washington University), Series B	A	2.300	25,000,000
16,855	District of Columbia Revenue (Pooled Loan Program), Series A	A	2.300	16,855,000
9,100	District of Columbia, Series D-1	A	2.280	9,100,000
				84,675,000
Florida—4.14%
5,890	Dade County Industrial Development Authority (Dolphins Stadium Project), Series B	A	2.260	5,890,000

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

6,980	Florida Housing Finance Agency, Multi-Family Housing Revenue (Housing Lakeside), Series B	A	2.330	6,980,000
6,300	Florida Housing Finance Agency (Parrots Landing Project), Series A	A	2.250	6,300,000
15,500	Jacksonville Electric Authority Revenue (Electric Systems), Series B	A	2.300	15,500,000
8,485	Lee County Housing Finance Authority, Multi-Family Housing Revenue Refunding (Forestwood Apartments Project), Series A	A	2.130	8,485,000
12,900	Nassau County Pollution Control Revenue (Rayonier Project)	A	2.260	12,900,000
5,700	Palm Beach County Housing Finance Authority Revenue Refunding (Cotton Bay Apartments Project), Series D	A	2.300	5,700,000
6,400	Palm Beach County Housing Finance Authority Revenue Refunding (Mahogony Bay Apartments Project), Series C	A	2.300	6,400,000
6,600	Pinellas County Health Facilities Authority Revenue Refunding (Pooled Hospital Loan Program)	A	2.300	6,600,000
45,965	Sunshine State Governmental Financing Commission Revenue	A	2.250 to 2.270	45,965,000
4,450	University Athletic Association, Inc. Capital Improvement Revenue (University of Florida Stadium Project)	A	2.330	4,450,000
14,500	University of South Florida Foundation, Inc.	A	2.240	14,500,000
				139,670,000
Georgia—4.47%
4,790	Athens-Clarke County Unified Government Development Authority Revenue (UGA Real Estate Funding Project)	A	2.290	4,790,000
6,000	Atlanta Airport General Revenue Refunding, Series C-3	A	2.280	6,000,000
26,770	Burke County Development Authority Pollution Control Revenue (Oglethorpe Power Corp.), Series A	A	2.270 to 2.300	26,770,000
14,300	De Kalb County Housing Authority, Multi-Family Housing Revenue Refunding (Post Walk Project)	A	2.290	14,300,000
15,935	De Kalb County Housing Authority, Multi-Family Housing Revenue Refunding (Wood Terrace Apartments Project)	A	2.310	15,935,000
27,600	Fulton County Housing Authority, Multi-Family Housing Revenue Refunding (Spring Creek Crossing)	A	2.290	27,600,000
10,400	Gwinnett County Housing Authority, Multi-Family Housing Revenue (Greens Apartments Project)	A	2.300	10,400,000
6,000	Gwinnett County Housing Authority, Multi-Family Housing Revenue (Post Chase Project)	A	2.290	6,000,000
13,150	Gwinnett County Housing Authority, Multi-Family Housing Revenue (Post Court Project)	A	2.290	13,150,000
16,000	Municipal Electric Authority of Georgia (General Resolution Projects), Series C	A	2.250	16,000,000
10,000	Municipal Electric Authority of Georgia (Project One Subordination), Series D	A	2.250	10,000,000
				150,945,000
Idaho—0.24%
7,930	Power County Pollution Control Revenue (FMC Corp. Project)	A	2.300	7,930,000
Illinois—9.84%
7,100	Chicago Board of Education, Series C-1	A	2.300	7,100,000
20,000	Chicago Metropolitan Water Reclamation District, Capital Improvement, Series E	A	2.270	20,000,000
31,800	Chicago Metropolitan Water Reclamation District Refunding, Series A	A	2.290	31,800,000
26,500	Chicago Metropolitan Water Reclamation District Refunding, Series B	A	2.290	26,500,000
22,745	Chicago (Neighborhoods Alive), Series 21-B		2.270	22,745,000
53,050	Chicago O’Hare International Airport Revenue, Series C	A	2.290	53,050,000
16,020	Illinois Development Finance Authority, Multi-Family Housing Revenue Refunding (Orleans Illinois Project)	A	2.150	16,020,000
11,400	Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra)	A	2.250	11,400,000
7,800	Illinois Development Finance Authority Revenue (Evanston Northwestern), Series A	A	2.300	7,800,000
14,100	Illinois Development Finance Authority Revenue (Francis W. Parker School Project)	A	2.260	14,100,000
24,800	Illinois Development Finance Authority Revenue (St. Vincent De Paul Project), Series A	A	2.280	24,800,000

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

10,000	Illinois Educational Facilities Authority Revenue (ACI/Cultural Pooled Financing)	A	2.320	10,000,000
8,000	Illinois Health Facilities Authority Revenue (Pooled Loan), Series C	A	2.300	8,000,000
27,815	Illinois Health Facilities Authority Revenue Refunding (Advocate Healthcare), Series B	A	2.340	27,815,000
50,900	Illinois Toll & Highway Authority	A	2.280	50,900,000
				332,030,000
Indiana—3.95%
8,200	Indiana Educational Facilities Authority Revenue (University of Notre Dame)	A	2.200	8,200,000
13,815	Indiana Health Facility Financing Authority Hospital Revenue (Aces Rehabilitation Hospital)	A	2.300	13,815,000
8,000	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group), Series A-2	A	1.730	8,000,000
11,000	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group), Series A-3	A	2.500	11,000,000
82,600	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group), Series B	A	2.220	82,600,000
9,640	Indianapolis Local Public Improvement Bond Bank Notes, Series F-2	A	2.280	9,640,000
				133,255,000
Iowa—0.83%
10,000	Iowa Finance Authority Revenue (Wheaton Franciscan), Series B	A	2.280	10,000,000
18,100	Iowa Higher Education Loan Authority Revenue (Aces Education Loan Private College)	A	2.330	18,100,000
				28,100,000
Kentucky—1.09%
22,700	Kenton County Airport Board Special Facilities Revenue, Series B	A	2.320	22,700,000
6,710	Lexington-Fayette Urban County Government Educational Facilities Revenue (Sayre School)	A	2.350	6,710,000
7,500	Shelby County Lease Revenue, Series A	A	2.300	7,500,000
				36,910,000
Louisiana—1.19%
10,425	Lafayette Utilities Revenue, Series 1022	A	2.320	10,425,000
13,640	Louisiana Public Facilities Authority Revenue (College and University Equipment and Capital), Series A	A	2.270	13,640,000
16,100	South Louisiana Port Commission Marine Terminal Facilities Revenue (Occidental Petroleum)	A	2.320	16,100,000
				40,165,000
Maryland—3.52%
13,770	Baltimore County Revenue (Oak Crest Village, Inc. Project), Series A	A	2.290	13,770,000
18,150	Baltimore Industrial Development Authority (Baltimore Capital Acquisition)	A	2.250	18,150,000
28,900	Maryland Health & Higher Educational Facilities Authority (Pooled Loan Program), Series A	A	2.280	28,900,000
43,575	Maryland Health & Higher Educational Facilities Authority (Pooled Loan Program), Series B	A	2.300	43,575,000
14,492	Maryland Health & Higher Educational Facilities Authority (Pooled Loan Program), Series D	A	2.300	14,492,000
				118,887,000
Massachusetts—8.04%
32,999	Ashburnham & Westminister Regional School District Bond Anticipation Notes	06/17/05	3.000	33,088,630
8,000	Dedham Bond Anticipation Notes	06/01/05	3.000	8,018,250
11,000	Massachusetts Development Finance Agency Revenue (Draper Laboratory Issue)	A	2.290	11,000,000
8,500	Massachusetts Health & Educational Facilities Authority Revenue (Capital Asset Program), Series E	A	2.300	8,500,000

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

25,000	Massachusetts Health & Educational Facilities Authority Revenue (Harvard Vanguard Medical Associates)	A	2.280	25,000,000
15,510	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System), Series P-1	A	2.230	15,510,000
14,650	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System), Series P-2	A	2.280	14,650,000
20,000	Massachusetts State Refunding, Series A	A	2.310	20,000,000
24,950	Massachusetts Water Resources Authority Refunding (General Multi-Modal), Series B	A	2.230	24,950,000
43,900	Massachusetts Water Resources Authority Refunding (General Multi-Modal), Series C	A	2.230	43,900,000
25,000	Massachusetts Water Resources Authority Refunding (General Multi-Modal), Series D	A	2.230	25,000,000
4,000	North Andover Bond Anticipation Notes	07/06/05	3.000	4,013,440
37,800	Route 3 North Transport Improvement Associates Lease Revenue (Demand Obligation Bond), Series B	A	2.270	37,800,000
				271,430,320
Michigan—1.91%
16,800	Michigan Housing Development Authority, Series 2000-A	A	2.270	16,800,000
8,200	Michigan State Grant Anticipation Notes, Series B	A	2.290	8,200,000
5,400	Northville Township Economic Development Corp. Ltd., Obligation Revenue (Thrifty Northville, Inc. Project)	A	2.280	5,400,000
14,000	University of Michigan Revenue Refunding (University Hospital), Series A	A	2.300	14,000,000
9,650	University of Michigan Revenue Refunding (University Hospital), Series A-2	A	2.300	9,650,000
10,455	University of Michigan Revenue Refunding (University Medical Service Plan), Series A-1	A	2.300	10,455,000
				64,505,000
Mississippi—0.41%
13,700	Harrison County Pollution Control Revenue (DuPont)	A	2.300	13,700,000

Missouri—2.90%
13,600	Missouri Health & Educational Facilities Authority Revenue (Assemblies of God College)	A	2.300	13,600,000
13,010	Missouri Health & Educational Facilities Authority Revenue (Barnes Hospital Project)	A	2.300	13,010,000
2,600	Missouri Health & Educational Facilities Authority Revenue (Cox Health Systems)	A	2.330	2,600,000
22,565	Missouri Health & Educational Facilities Authority Revenue (Lutheran Church)	A	2.220	22,565,000
15,800	Missouri Health & Educational Facilities Authority Revenue (Washington University), Series B	A	2.280	15,800,000
5,570	St. Charles County Industrial Development Authority Revenue Refunding (Casalon Apartments Project)	A	2.280	5,570,000
20,510	University of Missouri Revenue (University Systems Facilities), Series A	A	2.300	20,510,000
4,200	University of Missouri Revenue (University Systems Facilities), Series B	A	2.300	4,200,000
				97,855,000
Nebraska—0.33%
11,100	Nebhelp Increase Revenue (Multiple-Mode), Series E	A	2.350	11,100,000

Nevada—1.31%
10,000	Clark County Airport Improvement Revenue Refunding, Series A	A	2.280	10,000,000
34,150	Clark County Airport Improvement Revenue (Sub Lien), Series A-1	A	2.280	34,150,000
				44,150,000
New Hampshire—0.58%
13,800	New Hampshire Business Finance Authority Resource Recovery Revenue (Wheelabrator), Series A	A	2.250	13,800,000
5,815	New Hampshire Higher Educational & Health Facilities Authority Revenue (Mary Hitchcock), Series 85-H	A	2.250	5,815,000
				19,615,000

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

New Jersey—0.39%
12,997	Edison Township Bond Anticipation Notes	06/22/05	3.000	13,034,316

New Mexico—0.16%
5,465	University of New Mexico, University Revenue	A	2.280	5,465,000

New York—1.56%
3,900	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series F-1	A	2.280	3,900,000
15,900	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Subseries C-1	A	2.280	15,900,000
5,800	New York City, Series H, Subseries H-2	A	2.280	5,800,000
10,000	New York City, Subseries H-2	A	2.280	10,000,000
11,000	New York City, Subseries J-2	A	2.280	11,000,000
6,000	New York State Housing Finance Agency Revenue (North End Ave. Housing), Series A	A	2.280	6,000,000
				52,600,000

North Carolina—3.68%
9,800	Charlotte Certificates of Participation (Government Facilities Authority), Series F	A	2.300	9,800,000
18,810	Charlotte Water & Sewer Systems Revenue Refunding, Series C	A	2.270	18,810,000
20,600	Concord Utilities Systems Revenue Refunding, Series B	A	2.280	20,600,000
10,300	Fayetteville Public Works Commission Revenue Refunding, Series A	A	2.290	10,300,000
11,760	North Carolina Educational Facility Finance Agency Revenue (Elon College)	A	2.280	11,760,000
6,250	North Carolina Educational Facility Finance Agency Revenue (Providence Day)	A	2.300	6,250,000
10,000	North Carolina Medical Care Community Hospital Revenue (Aces-Pooled Equipment Financing Project)	A	2.180	10,000,000
16,550	North Carolina Medical Care Community Hospital Revenue (Baptist Hospitals Project)	A	2.290	16,550,000
15,000	North Carolina Refunding, Series B	A	2.180	15,000,000
5,100	University of North Carolina Hospital Chapel Hill Revenue, Series B	A	2.300	5,100,000
				124,170,000
Ohio—4.08%
14,900	Cleveland-Cuyahoga County Port Authority Revenue (Euclid/93rd Garage Office)	A	2.300	14,900,000
18,900	Columbus Sewer Revenue Refunding	A	2.300	18,900,000
27,240	Franklin County Hospital Revenue Refunding (U.S. Health Corp.), Series A	A	2.290	27,240,000
10,400	Franklin County Hospital Revenue Subordinated (Doctors Ohio Health), Series B	A	2.300	10,400,000
7,925	Grove City Infrastructure Construction Notes	06/23/05	3.000	7,946,770
7,220	Mahoning County Housing Revenue (Youngstown State University Project)	A	2.250	7,220,000
14,200	Ohio Air Quality Development Authority Revenue Refunding (Ohio Edison Project), Series A	A	2.260	14,200,000
7,000	Ohio Higher Educational Facilities Revenue (Case Western Reserve Project), Series A	A	2.300	7,000,000
29,900	Ohio Water Development Authority Revenue Refunding (Water Development Project)	A	2.250	29,900,000
				137,706,770
Oregon—0.20%
6,700	Portland Multi-Family Revenue (South Park Block Project), Series A	A	2.200	6,700,000

Pennsylvania—5.68%
14,380	Delaware County Authority Hospital Revenue (Crozer-Chester Medical Center)	A	2.290	14,380,000
45,450	Delaware Valley Regional Finance Authority (Local Government Revenue)	A	2.300	45,450,000
8,300	Delaware Valley Regional Finance Authority (Local Government Revenue), Series C	A	2.300	8,300,000
25,790	Lancaster County Hospital Authority Revenue (Health Center, Masonic Homes Project)	A	2.290	25,790,000
9,700	Pennsylvania Higher Educational Facilities Authority Revenue Refunding (Carnegie Mellon University), Series A	A	2.290	9,700,000
10,000	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pittsburgh Health Services), Series C	A	2.260	10,000,000
9,000	Philadelphia Authority for Industrial Development Revenue (Regional Performing Arts Center Project)	A	2.260	9,000,000

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

9,200	Philadelphia Hospital & Higher Education Facilities Authority Revenue (Children’s Hospital Project), Series A	A	2.300	9,200,000
10,600	Philadelphia Hospital & Higher Education Facilities Authority Revenue (Children’s Hospital Project), Series B	A	2.300	10,600,000
16,000	Philadelphia Hospital & Higher Education Facilities Authority Revenue (Children’s Hospital Project), Series D	A	2.300	16,000,000
19,200	University of Pittsburgh of the Commonwealth Systems of Higher Education (University Capital Project), Series A	A	2.270	19,200,000
14,220	York General Authority Revenue (Pooled Financing Subordinated), Series B	A	2.290	14,220,000
				191,840,000
South Carolina—2.84%
27,800	Piedmont Municipal Power Agency, South Carolina Electric Revenue Refunding, Series A	A	2.250	27,800,000
10,000	Piedmont Municipal Power Agency, South Carolina Electric Revenue Refunding, Series B	A	2.250	10,000,000
10,300	Piedmont Municipal Power Agency, South Carolina Electric Revenue Refunding, Subseries B-2	A	2.250	10,300,000
10,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions Refunding & Improvement (Anderson)	A	2.300	10,000,000
19,380	South Carolina Jobs-Economic Development Authority (Coastal Carolina University Project), Series A	A	2.290	19,380,000
12,015	South Carolina Jobs-Economic Development Authority, Hospital Facilities Revenue (Orangeburg Medical Center)	A	2.280	12,015,000
6,400	Three Rivers Solid Waste Authority, Solid Waste Disposal Facilities Revenue Bond Anticipation Notes	06/01/05	3.000	6,411,421
				95,906,421
Tennessee—3.66%
21,025	Clarksville Public Building Authority Revenue, Tennesse Municipal Bond Fund	A	2.300	21,025,000
9,535	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board Revenue (Vanderbilt University)	A	2.250	9,535,000
13,965	Metropolitan Government Nashville & Davidson County, Industrial Development Refunding (David Lipscomb University Project)	A	2.290	13,965,000
65,325	Montgomery County Public Building Authority Revenue, Financing Government Obligation (Pooled Loan)	A	2.300	65,325,000
5,120	Shelby County, Series A	A	2.300	5,120,000
8,510	Tusculum Health Educational & Housing Board, Educational Facilities Revenue (Tusculum College Project)	A	2.290	8,510,000
				123,480,000
Texas—6.07%
32,290	Guadalupe-Blanco River Authority Pollution Control Revenue Refunding (Central Power & Light Co. Project)	A	2.300	32,290,000
13,500	Harris County Health Facilities Development Corp. Revenue (St. Luke’s Episcopal Hospital), Series B	A	2.300	13,500,000
23,900	Harris County Health Facilities Development Corp. Revenue (The Methodist Systems), Series B	A	2.070	23,900,000
1,400	Harris County Health Facilities Development Corp. Revenue (YMCA)	A	2.300	1,400,000
23,500	Harris County Health Facilities Development Corp. Revenue (YMCA Greater Houston Area)	A	2.300	23,500,000
7,800	Port Arthur Navigation District Refunding (Texaco, Inc. Project)	A	2.300	7,800,000
5,600	Southwest Higher Education Authority (Southern Methodist University)	A	2.290	5,600,000
7,050	Tarrant County Housing Finance Corp. Revenue Refunding (Multi-Family Housing Apartments Project)	A	2.190	7,050,000
5,320	Texas State (Veterans Housing Assistance), Fund I	A	2.280	5,320,000
60,000	Texas Tax and Revenue Anticipation Notes	08/31/05	3.000	60,344,130
24,165	Texas Turnpike Authority Central Texas Turnpike System Revenue, First Tier, Series B	A	2.280	24,165,000
				204,869,130
Utah—0.91%
10,900	Salt Lake County Pollution Control Revenue Refunding (Service Station Holdings Project)	A	2.300	10,900,000
19,965	Salt Lake County Pollution Control Revenue Refunding (Service Station Holdings Project), Series B	A	2.300	19,965,000
				30,865,000
Virginia—0.75%
11,545	Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A	A	2.200	11,545,000
7,000	Norfolk Industrial Development Authority Revenue (Hospital Facilities Childrens Project)	A	2.300	7,000,000
6,700	Roanoke Industrial Development Authority Hospital Revenue (Carilion Health Systems), Series B	A	2.300	6,700,000
				25,245,000

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Washington—4.44%
23,000	Energy Northwest Washington Electric Revenue Refunding (Project No. 3), Series D-3-1	A	2.290	23,000,000
22,200	King County Sewer Revenue (Junior Lien), Series B	A	2.270	22,200,000
5,100	Port of Vancouver	A	2.300	5,100,000
9,000	Seattle Municipal Light & Power Revenue	A	2.240	9,000,000
35,370	Snohomish County Public Utility District No. 001 Electric Revenue Refunding (Generation Systems), Series A	A	2.290	35,370,000
7,800	Snohomish County Public Utility District No. 001 Electric Revenue Refunding (Generation Systems), Series A-2	A	2.290	7,800,000
10,000	Tulalip Tribes of The Tulalip Reservation Special Revenue Refunding	A	2.320	10,000,000
23,960	Washington Public Power Supply Systems Nuclear Project No. 1 Revenue Refunding, Series 1A-2	A	2.290	23,960,000
13,420	Washington Public Power Supply Systems Nuclear Project No. 3 Electric Revenue Refunding, Series 3A	A	2.270	13,420,000
				149,850,000
Wisconsin—0.59%
10,000	Wisconsin Center District Tax Revenue, Series A	A	2.250	10,000,000
10,000	Wisconsin Health & Education Facilities Authority Revenue (Wheaton Franciscan Services)	A	2.300	10,000,000
				20,000,000
Wyoming—0.88%
29,700	Sweetwater County Pollution Control Revenue Refunding (Pacificorp Project), Series A	A	2.300	29,700,000
Total Municipal Bonds and Notes (cost—$3,150,018,957)				3,150,018,957

Tax-Exempt Commercial Paper–6.48%
Arizona—0.15%
5,175	City of Phoenix, Civic Improvement Corp. Water System Revenue	04/15/05	1.470	5,175,000

Florida—0.67%
16,000	Jacksonville Electric Authority	05/20/05	2.050	16,000,000
6,500	Pinellas County Educational Facility Pool	04/06/05	1.970	6,500,000
				22,500,000
Illinois—1.19%
30,200	Illinois Educational Facilities Authority Revenue	04/08/05 to 04/12/05	1.980	30,200,000
10,000	Illinois Health Facilities Authority	06/23/05	2.450	10,000,000
				40,200,000
Louisiana—0.41%
13,970	Louisiana Offshore Terminal Authority Deepwater Port Revenue Refunding (Loop, Inc. First Stage), Series A	05/10/05	2.100	13,970,000

Massachusetts—0.89%
30,000	Commonwealth of Massachusetts	04/27/05 to 04/28/05	2.350	30,000,000

Nevada—0.54%
18,300	Clark County Regional Flood Control	04/14/05 to 05/11/05	1.970 to 2.050	18,300,000

Ohio—0.30%
10,000	Cleveland Clinic Health System Obligated Group, County of Cuyahuga Revenue	05/12/05	2.050	10,000,000

Puerto Rico—1.94%
65,503	Government Development Bank of Puerto Rico	04/13/05 to 05/19/05	2.050 to 2.250	65,503,000

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Texas—0.39%
13,225	Harris County General Obligation, Series B	05/05/05	2.100	13,225,000

Total Tax-Exempt Commercial Paper (cost—$218,873,000)				218,873,000
Total Investments (cost—$3,368,891,957 which approximates cost for federal income purposes)(1)—99.81%				3,368,891,957
Other assets in excess of liabilities—0.19%				6,421,342
Net Assets (applicable to 3,376,048,713 shares of common stock outstanding equivalent to $1.00 per share)—100.00%				3,375,313,299

A                                      Variable rate demand notes are payable on demand.  The interest rates shown are the current rates as of March 31, 2005, and reset periodically.

(1)                                  Investments are valued at amortized cost, which approximates market value, unless the Fund’s Board of Directors determines that this does not represent fair value.

Weighted average maturity — 12 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2004.

Item 2.  Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)          Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Tax-Free Fund Inc.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	May 27, 2005

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 27, 2005